Cover	Aug. 04, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 04, 2022
Entity File Number	0-28820
Entity Registrant Name	Jones Soda Co.
Entity Central Index Key	0001083522
Entity Tax Identification Number	52-2336602
Entity Incorporation, State or Country Code	WA
Entity Address, Address Line One	66 South Hanford Street, Suite 150
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98134
City Area Code	206
Local Phone Number	624-3357
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false